Financial Risk Management - Summary of Remaining Contractual Maturity of Financial Assets and Liabilities Excluding Derivatives Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	₩ 2,953,472	₩ 2,193,210
Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	7,966,963	10,078,394
Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	5,966,512	9,209,537
Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	416,323,123	401,560,929
Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	131,820	284,219
Borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		70,963,105	72,449,351
Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		73,928,699	73,073,502
Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		644,060	623,890
Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		28,458,862	20,270,091
Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		607,336,616	589,743,123
Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	203,906,179	188,295,902
Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		13,763,222	12,425,753
Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	7,828,205	8,297,042
Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		225,497,606	209,018,697
On demand | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	2,953,472	2,193,210
On demand | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	7,966,963	10,078,394
On demand | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	5,966,512	9,209,537
On demand | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	175,103,423	175,530,178
On demand | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	7,856	0
On demand | Borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		10,729,326	7,831,474
On demand | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		10,077	11,117
On demand | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		243	164
On demand | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		875,267	179,241
On demand | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		203,613,139	205,033,315
On demand | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	203,906,179	188,295,902
On demand | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		13,763,222	12,425,753
On demand | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	7,828,205	8,297,042
On demand | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		225,497,606	209,018,697
Up to 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	35,688,530	29,911,835
Up to 1 month | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	11,887	11,106
Up to 1 month | Borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		18,654,410	23,821,330
Up to 1 month | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		3,843,626	4,011,679
Up to 1 month | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		27,478	28,079
Up to 1 month | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		25,693,343	17,938,781
Up to 1 month | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		83,919,274	75,722,810
Up to 1 month | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Up to 1 month | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Up to 1 month | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Up to 1 month | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 montshs | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 montshs | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 montshs | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 montshs | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	55,092,937	45,245,496
1-3 montshs | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	16,968	8,886
1-3 montshs | Borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		6,594,666	7,676,952
1-3 montshs | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		5,556,957	8,353,663
1-3 montshs | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		43,005	45,200
1-3 montshs | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		166,001	368,218
1-3 montshs | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		67,470,534	61,698,415
1-3 montshs | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1-3 montshs | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 montshs | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1-3 montshs | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	131,347,718	131,765,097
3-12 months | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	48,476	39,174
3-12 months | Borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		21,356,372	19,120,861
3-12 months | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		21,137,247	20,995,587
3-12 months | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		172,528	171,449
3-12 months | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		331,289	447,898
3-12 months | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		174,393,630	172,540,066
3-12 months | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
3-12 months | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
3-12 months | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1~5 years | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1~5 years | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	17,325,661	17,979,299
1~5 years | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	50,888	221,551
1~5 years | Borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		12,432,385	12,839,302
1~5 years | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		37,653,013	33,216,320
1~5 years | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		366,002	376,159
1~5 years | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		1,128,101	907,643
1~5 years | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		68,956,050	65,540,274
1~5 years | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1~5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1~5 years | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1~5 years | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	1,764,854	1,129,024
Over 5 years | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	(4,255)	3,502
Over 5 years | Borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		1,195,946	1,159,432
Over 5 years | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		5,727,779	6,485,136
Over 5 years | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		34,804	2,839
Over 5 years | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		264,861	428,310
Over 5 years | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		8,983,989	9,208,243
Over 5 years | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Over 5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Over 5 years | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		₩ 0	₩ 0

[1]	Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.
[2]	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
[3]	Cash flows of derivatives held for hedging are shown at net amount of cash inflows and outflows by remaining contractual maturity.
[4]	Commitments are included in the ‘On demand’ category because payments can be requested at any time.
[5]	Cash flows under financial guarantee contracts are classified based on the earliest period that the contract can be executed.